Long-term loan (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Repayments of Debt	¥ 64.5
China Merchants Bank [Member]
Line of credit maximum borrowing capacity		¥ 1,600.0
Line of credit maturity period	5 years
Debt instrument variable rate basis		Prime Rate minus 0.44%
Debt instrument spread on variable rate		0.44%
Debt instrument collateral amount		¥ 1,600.0
Proceeds from long term debt	¥ 197.9	¥ 64.5